Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on financial instruments	$ 50	$ (98)	$ 48
Net actuarial gains/losses from defined benefit plans	851	(515)	(147)
Net investment hedge	(237)
Currency translation effects	2,210	(2,391)	(1,662)
Fair value adjustments on marketable securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	348	461	433
Fair value adjustments on financial instruments	38	(113)	28
Total value adjustments	38	(113)	28
Value adjustments on comprehensive income at end of period	386	348	461
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(3)	(18)	(38)
Fair value adjustments on financial instruments	12	15	20
Total value adjustments	12	15	20
Value adjustments on comprehensive income at end of period	9	(3)	(18)
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(5,915)	(5,413)	(5,366)
Net actuarial gains/losses from defined benefit plans	851	(514)	(147)
Total value adjustments	851	(514)	(147)
Fair value adjustments related to divestments		12	100
Value adjustments on comprehensive income at end of period	(5,064)	(5,915)	(5,413)
Other comprehensive income net of tax gains/losses on remeasurements of defined benefit plans related to discontinued operations			10
Net investment hedge [member]
Changes in consolidated statements of comprehensive income [line items]
Net investment hedge	(237)
Total value adjustments	(237)
Value adjustments on comprehensive income at end of period	(237)
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(1,642)	747	2,406
Currency translation effects	2,208	(2,389)	(1,659)
Total value adjustments	2,208	(2,389)	(1,659)
Value adjustments on comprehensive income at end of period	566	(1,642)	747
Other comprehensive income net of tax exchange differences on translation related to discontinued operations			29
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(7,212)	(4,223)	(2,565)
Fair value adjustments on financial instruments	50	(98)	48
Net actuarial gains/losses from defined benefit plans	851	(514)	(147)
Net investment hedge	(237)
Currency translation effects	2,208	(2,389)	(1,659)
Total value adjustments	2,872	(3,001)	(1,758)
Fair value adjustments related to divestments		12	100
Value adjustments on comprehensive income at end of period	$ (4,340)	$ (7,212)	$ (4,223)